UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2016

Semi-Annual Repor t

QS

Variable Asset Allocation Series

QS Variable Growth

QS Variable Moderate Growth

QS Variable Conservative Growth

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Variable Asset Allocation Series

QS Variable Asset Allocation Series (“Variable Asset Allocation Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds, and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Variable Asset Allocation Series for the six-month reporting period ended June 30, 2016. Please read on for performance information for each Portfolio and a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period.

Special shareholder notice

Effective April 1, 2016, QS Investors, LLC (“QS Investors”) became a subadviser, and QS Legg Mason Global Asset Allocation, LLC ceased to be a subadviser, to each Portfolio. Additionally, effective April 1, 2016, the Portfolios’ names changed from QS Legg Mason Variable Growth to QS Variable Growth, QS Legg Mason Variable Moderate Growth to QS Variable Moderate Growth and QS Legg Mason Variable Conservative Growth to QS Variable Conservative Growth.

QS Investors utilizes a team management approach, which effective June 14, 2016, is headed by Adam J. Petryk, CFA, Thomas Picciochi and Ellen Tesler to manage the assets of each Portfolio. Mr. Petryk, CFA, has served as a portfolio manager of each Portfolio since June 2016. Mr. Picciochi and Ms. Tesler have served as portfolio managers for each Portfolio since May 2014. For more information, please see the prospectus supplement dated June 3, 2016.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

II	QS Variable Asset Allocation Series

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of

Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

Turning to the global economy, in its July 2016 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said, “The outcome of the UK [Brexit] vote, which surprised global financial markets, implies the materialization of an important downside risk for the world economy. As a result, the global outlook for 2016-17 has worsened, despite the better-than-expected performance in early 2016.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.6%, versus 1.7% in 2015. Japan’s economy is expected to expand 0.3% in 2016, down from 0.5% in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

QS Variable Asset Allocation Series	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. In January 2015, before the reporting period began, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016 the ECB announced that it would increase its bond purchasing program to €80 billion a month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England (“BoE”)v kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. However, in the aftermath of the June 23, 2016 U.K. referendum to leave the European Union (“Brexit”), BoE’s Governor Carney said that further interest rate cuts would be needed. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of China kept rates steady at 4.35%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile over the six months ended June 30, 2016. The market declined during the first two months of the reporting period. This weakness was triggered by a number of factors, including concerns about the fallout from moderating economic growth in China, uncertainties surrounding future Fed actions and several geopolitical issues. However, the market then rallied over the next three months of the period. Investor sentiment improved as U.S. economic data was generally positive, oil prices moved higher and the Fed reduced its expectations for rate hikes in 2016. The market then gyrated in June 2016. After initially rising, the market fell sharply in the immediate wake of Brexit. However, the market largely recouped those losses at the end of the month. All told, for the six months ended June 30, 2016, the S&P 500 Indexvi gained 3.84%.

Looking at the U.S. stock market more closely, mid-cap stocks, as measured by the Russell Midcap Indexvii, generated the strongest returns, as they gained 5.50% over the reporting period. In contrast, small-cap stocks generated the weakest results with the Russell 2000 Indexviii rising 2.22%, whereas large-cap stocks, as measured by the Russell 1000 Indexix, returned 3.74%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 1.14% and 6.29%, respectively, during the six months ended June 30, 2016.

Q. How did the international stock market perform during the reporting period?

A. International equities were also volatile during the reporting period. Developed market equities, as measured by the MSCI EAFE Indexxii, declined during the first two months of the period, rose over the next two months and then moved lower over the last two months. These fluctuations were partially driven by the uncertainties leading up to and following Brexit. All told, the MSCI EAFE Index declined 4.42% during the reporting period. Emerging market equities were not immune to the market’s gyrations. For the first five months of the reporting period, the MSCI Emerging Markets Indexxiii rose and fell in the same pattern as developed market equities. However, emerging market equities rallied in June 2016. For the six months ended June 30, 2016, the MSCI Emerging Markets Index gained 6.41%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, Brexit and several geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexxiv, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

IV	QS Variable Asset Allocation Series

Q. How did the high-yield bond market perform over the six months ended June 30, 2016?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, gained 9.06% for the six months ended June 30, 2016. The high-yield market was weak during the first month of the reporting period, due to falling oil prices and poor investor demand. After stabilizing in February 2016, the high-yield market rallied sharply over the last four months of the reporting period. This turnaround occurred as oil prices rebounded and the Fed reduced its expectations for rate hikes in 2016.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi gained 10.90% during the six months ended June 30, 2016. The asset class declined during the first month of the reporting period given concerns over economic growth in China, falling commodity prices and expectations for future Fed rate hikes. While there were periods of weakness, the asset class rallied sharply over the last five months of the reporting period as a whole. This turnaround was driven by rising oil prices, accommodative global monetary policy and solid investor demand.

QS Variable Asset Allocation Series	V

Investment commentary (cont’d)

QS Variable Growth1

QS Variable Growth seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2016, QS Variable Growth1 returned 0.71%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index and the Russell 3000 Indexxvii, and the Variable Growth Composite Benchmarkxviii, returned 5.31%, 3.62% and 2.25%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average2 returned 1.37% for the same period.

Performance Snapshot as of June 30, 2016 (unaudited)
6 months
QS Variable Growth[1]	0.71%
Barclays U.S. Aggregate Index	5.31%
Russell 3000 Index	3.62%
Variable Growth Composite Benchmark	2.25%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average[2]	1.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2016, the gross total annual operating expense ratio for the Portfolio was 0.90%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 57 funds in the Portfolio’s Lipper category.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VI	QS Variable Asset Allocation Series

QS Variable Moderate Growth1

QS Variable Moderate Growth seeks long-term growth of capital. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2016, QS Variable Moderate Growth1 returned 1.83%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Variable Moderate Growth Composite Benchmarkxix, returned 5.31%, 3.62% and 3.02%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average2 returned 2.31% over the same time frame.

Performance Snapshot as of June 30, 2016 (unaudited)
6 months
QS Variable Moderate Growth[1]	1.83%
Barclays U.S. Aggregate Index	5.31%
Russell 3000 Index	3.62%
Variable Moderate Growth Composite Benchmark	3.02%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[2]	2.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2016, the gross total annual operating expense ratio for the Portfolio was 1.01%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 223 funds in the Portfolio’s Lipper category.

†	Includes expenses of the underlying funds in which the Portfolio invests.

QS Variable Asset Allocation Series	VII

Investment commentary (cont’d)

QS Variable Conservative Growth1

QS Variable Conservative Growth seeks balance of growth of capital and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2016, QS Variable Conservative Growth1 returned 3.29%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Variable Conservative Growth Composite Benchmarkxx, returned 5.31%, 3.74% and 3.90%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average2 returned 2.86% over the same time frame.

Performance Snapshot as of June 30, 2016 (unaudited)
6 months
QS Variable Conservative Growth[1]	3.29%
Barclays U.S. Aggregate Index	5.31%
Russell 1000 Index	3.74%
Variable Conservative Growth Composite Benchmark	3.90%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average[2]	2.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2016, the gross total annual operating expense ratio for the Portfolio was 0.83%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 237 funds in the Portfolio’s Lipper category.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VIII	QS Variable Asset Allocation Series

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Equity securities are subject to price and market fluctuations. Fixed-income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and political, social and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds (commonly known as “junk bonds”) involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see the Portfolios’ prospectuses for a more complete discussion of these and other risks, and the Portfolios’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]	The Bank of England (“BoE”), formally the Governor and Company of the Bank of England, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

[x]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xviii

The Variable Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xix

The Variable Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xx

The Variable Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

QS Variable Asset Allocation Series	IX

Portfolios at a glance (unaudited)

QS Variable Growth Breakdown† as of — June 30, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.7 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
11.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
10.4 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
9.9 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Financials Information Technology Energy
9.4 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Consumer Staples
8.7 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
7.4 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
6.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
6.4 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds U.S. Government & Agency Obligations Financials Information Technology

†	Subject to change at any time.
‡	Represents less than 0.1%.

% of Total Long-Term Investments	Top 5 Sectors
5.0 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Energy Consumer Discretionary
4.3 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
2.9 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
2.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
2.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
0.0‡ Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-backed Securities Collateralized Mortgage Obligations Sovereign Bonds

QS Variable Asset Allocation Series 2016 Semi-Annual Report	1

Portfolios at a glance (unaudited) (cont’d)

QS Variable Moderate Growth Breakdown† as of — June 30, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.7 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-backed Securities Collateralized Mortgage Obligations Sovereign Bonds
10.4 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
10.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
8.9 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
8.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Consumer Staples
6.7 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
6.6 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Financials Information Technology Energy
6.4 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
5.5 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.5 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
4.9 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
4.0 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
3.9 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
3.7 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Energy Consumer Discretionary
2.7 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
1.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations Asset-backed Securities

2	QS Variable Asset Allocation Series 2016 Semi-Annual Report

QS Variable Conservative Growth Breakdown† as of — June 30, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
22.0 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-backed Securities Collateralized Mortgage Obligations Sovereign Bonds
10.3 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
8.4 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations Asset-backed Securities
7.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
6.9 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
6.3 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
5.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Consumer Staples
5.3 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.8 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
4.5 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Financials Information Technology Energy
4.4 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
3.8 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
3.5 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
3.0 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Energy Consumer Discretionary
2.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
1.6 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples

QS Variable Asset Allocation Series 2016 Semi-Annual Report	3

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolios and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolios with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
QS Variable Growth	0.71%	$1,000.00	$1,007.10	0.11%	$0.55	QS Variable Growth	5.00%	$1,000.00	$1,024.32	0.11%	$0.55
QS Variable Moderate Growth	1.83	1,000.00	1,018.30	0.20	1.00	QS Variable Moderate Growth	5.00	1,000.00	1,023.87	0.20	1.01
QS Variable Conservative Growth	3.29	1,000.00	1,032.90	0.12	0.61	QS Variable Conservative Growth	5.00	1,000.00	1,024.27	0.12	0.60

[1]	For the six months ended June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which each Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each Portfolio’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

4	QS Variable Asset Allocation Series 2016 Semi-Annual Report

Schedules of investments (unaudited)

June 30, 2016

QS Variable Growth

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		698,734	$12,570,223
QS International Equity Fund, Class IS Shares		995,752	13,592,011	(b)
QS Strategic Real Return Fund, Class IS Shares		588,032	6,850,578	(c)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		35,739	7,185,280
ClearBridge Appreciation Fund, Class IS Shares		491,031	10,125,059
ClearBridge International Value Fund, Class IS Shares		599,370	5,400,324
ClearBridge Large Cap Growth Fund, Class IS Shares		85,695	3,073,039
ClearBridge Mid Cap Fund, Class IS Shares		146,217	4,616,061	(d)
ClearBridge Small Cap Growth Fund, Class IS Shares		297,285	7,955,350
QS Global Dividend Fund, Class IS Shares		937,644	11,195,468	(e)
QS U.S. Large Cap Equity Fund, Class IS Shares		603,273	9,350,736	(f)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		1,169,917	10,576,046
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		2,079	24,677
Western Asset High Yield Fund, Class IS Shares		282,347	2,196,658
Western Asset Macro Opportunities Fund, Class IS Shares		256,075	2,704,152
Total Investments in Underlying Funds before Short-Term Investments (Cost — $86,460,531)			107,415,662

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $88,727)	0.479%	88,727	88,727
Total Investments — 99.9% (Cost — $86,549,258#)			107,504,389
Other Assets in Excess of Liabilities — 0.1%			74,746
Total Net Assets — 100.0%			$107,579,135

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(c)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(d)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(e)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(f)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2016 Semi-Annual Report	5

Schedules of investments (unaudited) (cont’d)

June 30, 2016

QS Variable Moderate Growth

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		217,720	$3,916,782
QS International Equity Fund, Class IS Shares		247,282	3,375,396	(b)
QS Strategic Real Return Fund, Class IS Shares		206,058	2,400,577	(c)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		10,271	2,064,950
ClearBridge Appreciation Fund, Class IS Shares		150,181	3,096,729
ClearBridge International Value Fund, Class IS Shares		156,233	1,407,659
ClearBridge Large Cap Growth Fund, Class IS Shares		28,163	1,009,917
ClearBridge Mid Cap Fund, Class IS Shares		48,113	1,518,921	(d)
ClearBridge Small Cap Growth Fund, Class IS Shares		78,291	2,095,065
QS Global Dividend Fund, Class IS Shares		328,165	3,918,288	(e)
QS U.S. Large Cap Equity Fund, Class IS Shares		163,612	2,535,982	(f)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		276,020	2,495,223
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		45,109	572,879
Western Asset Core Plus Bond Fund, Class IS Shares		339,894	4,034,547
Western Asset High Yield Fund, Class IS Shares		237,749	1,849,687
Western Asset Macro Opportunities Fund, Class IS Shares		140,053	1,478,963
Total Investments in Underlying Funds before Short-Term Investments (Cost — $30,252,660)			37,771,565

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $29,848)	0.479%	29,848	29,848
Total Investments — 99.9% (Cost — $30,282,508#)			37,801,413
Other Assets in Excess of Liabilities — 0.1%			21,467
Total Net Assets — 100.0%			$37,822,880

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(c)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(d)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(e)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(f)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	QS Variable Asset Allocation Series 2016 Semi-Annual Report

QS Variable Conservative Growth

Description	Shares	Value
Investments in Underlying Funds(a) — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	365,270	$6,571,208
QS International Equity Fund, Class IS Shares	333,652	4,554,354	(b)
QS Strategic Real Return Fund, Class IS Shares	516,351	6,015,490	(c)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	16,473	3,311,917
ClearBridge Appreciation Fund, Class IS Shares	264,123	5,446,224
ClearBridge International Value Fund, Class IS Shares	321,995	2,901,175
ClearBridge Large Cap Growth Fund, Class IS Shares	41,250	1,479,232
ClearBridge Mid Cap Fund, Class IS Shares	74,808	2,361,678	(d)
ClearBridge Small Cap Growth Fund, Class IS Shares	186,471	4,989,975
QS Global Dividend Fund, Class IS Shares	818,619	9,774,311	(e)
QS U.S. Large Cap Equity Fund, Class IS Shares	232,858	3,609,299	(f)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	471,171	4,259,383
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	626,229	7,953,109
Western Asset Core Plus Bond Fund, Class IS Shares	1,760,469	20,896,768
Western Asset High Yield Fund, Class IS Shares	848,672	6,602,669
Western Asset Macro Opportunities Fund, Class IS Shares	391,947	4,138,962
Total Investments — 99.9% (Cost — $79,428,378#)		94,865,754
Other Assets in Excess of Liabilities — 0.1%		109,081
Total Net Assets — 100.0%		$94,974,835

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(c)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(d)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(e)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(f)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2016 Semi-Annual Report	7

Statements of assets and liabilities (unaudited)

June 30, 2016

	QS Variable Growth	QS Variable Moderate Growth	QS Variable Conservative Growth

Assets:
Investments in affiliated Underlying Funds, at cost	$86,460,531	$30,252,660	$79,428,378
Short-term investments, at cost	88,727	29,848	—
Investments in affiliated Underlying Funds, at value	$107,415,662	$37,771,565	$94,865,754
Short-term investments, at value	88,727	29,848	—
Receivable for Underlying Funds sold	120,000	50,000	240,000
Receivable for Portfolio shares sold	235	140	—
Interest receivable	47	19	38
Receivable from investment manager	—	1,338	—
Prepaid expenses	439	217	408
Total Assets	107,625,110	37,853,127	95,106,200

Liabilities:
Payable for Portfolio shares repurchased	10,220	2,510	42,956
Trustees’ fees payable	1,102	391	977
Due to custodian	—	—	50,720
Accrued expenses	34,653	27,346	36,712
Total Liabilities	45,975	30,247	131,365
Total Net Assets	$107,579,135	$37,822,880	$94,974,835

Net Assets:
Par value (Note 5)	$78	$27	$65
Paid-in capital in excess of par value	92,821,545	32,822,281	86,568,022
Undistributed net investment income	118,019	102,135	676,255
Accumulated net realized loss on affiliated Underlying Funds and capital gain distributions from affiliated Underlying Funds	(6,315,638)	(2,620,468)	(7,706,883)
Net unrealized appreciation on affiliated Underlying Funds	20,955,131	7,518,905	15,437,376
Total Net Assets	$107,579,135	$37,822,880	$94,974,835

Shares Outstanding	7,834,253	2,689,174	6,548,225

Net Asset Value	$13.73	$14.06	$14.50

See Notes to Financial Statements.

8	QS Variable Asset Allocation Series 2016 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended June 30, 2016

	QS Variable Growth	QS Variable Moderate Growth	QS Variable Conservative Growth

Investment Income:
Income distributions from affiliated Underlying Funds	$216,810	$178,149	$778,373
Interest	285	98	246
Total Investment Income	217,095	178,247	778,619

Expenses:
Legal fees	18,013	16,442	17,322
Audit and tax fees	14,525	14,378	14,498
Shareholder reports	12,879	7,627	15,854
Fund accounting fees	5,500	1,940	4,759
Trustees’ fees	3,897	1,371	3,428
Insurance	1,295	637	1,201
Transfer agent fees	265	50	49
Custody fees	7	10	13
Miscellaneous expenses	702	640	692
Total Expenses	57,083	43,095	57,816
Less: Fee waivers and/or expense reimbursements (Note 2)	—	(5,608)	—
Net Expenses	57,083	37,487	57,816
Net Investment Income	160,012	140,760	720,803

Realized and Unrealized Loss on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(752,431)	(263,873)	(361,030)
Capital gain distributions from affiliated Underlying Funds	2,256	742	1,153
Net Realized Loss	(750,175)	(263,131)	(359,877)
Change in Net Unrealized Appreciation (Depreciation)	1,339,189	760,076	2,635,979
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	589,014	496,945	2,276,102
Increase in Net Assets From Operations	$749,026	$637,705	$2,996,905

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2016 Semi-Annual Report	9

Statements of changes in net assets

QS Variable Growth

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$160,012	$1,415,380
Net realized gain (loss)	(750,175)	15,123,539
Change in net unrealized appreciation (depreciation)	1,339,189	(18,986,953)
Increase (Decrease) in Net Assets From Operations	749,026	(2,448,034)

Distributions to Shareholders From (Note 1):
Net investment income	(60,004)	(1,600,009)
Net realized gains	(3,763,375)	(12,915,081)
Decrease in Net Assets From Distributions to Shareholders	(3,823,379)	(14,515,090)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	886,311	1,560,143
Reinvestment of distributions	3,823,379	14,515,090
Cost of shares repurchased	(5,428,342)	(12,192,039)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(718,652)	3,883,194
Decrease in Net Assets	(3,793,005)	(13,079,930)

Net Assets:
Beginning of period	111,372,140	124,452,070
End of period*	$107,579,135	$111,372,140
* Includes undistributed net investment income of:	$118,019	$18,011

See Notes to Financial Statements.

10	QS Variable Asset Allocation Series 2016 Semi-Annual Report

QS Variable Moderate Growth

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$140,760	$628,242
Net realized gain (loss)	(263,131)	6,159,358
Change in net unrealized appreciation (depreciation)	760,076	(7,439,052)
Increase (Decrease) in Net Assets From Operations	637,705	(651,452)

Distributions to Shareholders From (Note 1):
Net investment income	(100,002)	(725,001)
Net realized gains	(295,218)	—
Decrease in Net Assets From Distributions to Shareholders	(395,220)	(725,001)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	60,956	213,491
Reinvestment of distributions	395,220	725,001
Cost of shares repurchased	(2,495,684)	(7,585,404)
Decrease in Net Assets From Portfolio Share Transactions	(2,039,508)	(6,646,912)
Decrease in Net Assets	(1,797,023)	(8,023,365)

Net Assets:
Beginning of period	39,619,903	47,643,268
End of period*	$37,822,880	$39,619,903
* Includes undistributed net investment income of:	$102,135	$61,377

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2016 Semi-Annual Report	11

Statements of changes in net assets (cont’d)

QS Variable Conservative Growth

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$720,803	$2,122,387
Net realized gain (loss)	(359,877)	10,539,381
Change in net unrealized appreciation (depreciation)	2,635,979	(13,724,749)
Increase (Decrease) in Net Assets From Operations	2,996,905	(1,062,981)

Distributions to Shareholders From (Note 1):
Net investment income	(215,006)	(2,050,008)
Decrease in Net Assets From Distributions to Shareholders	(215,006)	(2,050,008)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	693,185	3,544,796
Reinvestment of distributions	215,006	2,050,008
Cost of shares repurchased	(6,738,992)	(18,655,969)
Decrease in Net Assets From Portfolio Share Transactions	(5,830,801)	(13,061,165)
Decrease in Net Assets	(3,048,902)	(16,174,154)

Net Assets:
Beginning of period	98,023,737	114,197,891
End of period*	$94,974,835	$98,023,737
* Includes undistributed net investment income of:	$676,255	$170,458

See Notes to Financial Statements.

12	QS Variable Asset Allocation Series 2016 Semi-Annual Report

Financial highlights

QS Variable Growth

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2016[1,2]	2015[1]	2014[1]	2013[1]	2012[1]	2011

Net asset value, beginning of period	$14.12	$16.45	$16.51	$13.26	$11.65	$12.11

Income (loss) from operations:
Net investment income	0.02	0.19	0.19	0.15	0.23 [3]	0.20 [3]
Net realized and unrealized gain (loss)	0.09	(0.52)	0.59	3.35	1.61	(0.48)
Total income (loss) from operations	0.11	(0.33)	0.78	3.50	1.84	(0.28)

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.30)	(0.25)	(0.23)	(0.18)
Net realized gains	(0.49)	(1.79)	(0.54)	—	—	—
Total distributions	(0.50)	(2.00)	(0.84)	(0.25)	(0.23)	(0.18)

Net asset value, end of period	$13.73	$14.12	$16.45	$16.51	$13.26	$11.65
Total return[4]	0.71%	(2.23)%	4.69%	26.50%	15.89%	(2.31)%

Net assets, end of period (000s)	$107,579	$111,372	$124,452	$129,601	$111,929	$100,037

Ratios to average net assets:
Gross expenses[5]	0.11%[6]	0.12%	0.08%	0.11%	0.11%	0.11%
Net expenses[5,7]	0.11 [6]	0.12	0.08	0.11	0.11	0.11
Net investment income	0.30 [6]	1.17	1.12	0.98	1.85 [3]	1.64 [3]

Portfolio turnover rate	6%	54%[8]	19%	9%	14%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2016 Semi-Annual Report	13

Financial highlights (cont’d)

QS Variable Moderate Growth

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2016[1,2]	2015[1]	2014[1]	2013[1]	2012[1]		2011

Net asset value, beginning of period	$13.95	$14.46	$14.05	$11.71	$10.47		$10.74

Income (loss) from operations:
Net investment income	0.05	0.21	0.21	0.15	0.21	[3]	0.22 [3]
Net realized and unrealized gain (loss)	0.21	(0.46)	0.48	2.40	1.31		(0.28)
Total income (loss) from operations	0.26	(0.25)	0.69	2.55	1.52		(0.06)

Less distributions from:
Net investment income	(0.04)	(0.26)	(0.28)	(0.21)	(0.28)		(0.21)
Net realized gains	(0.11)	—	—	—	—		—
Total distributions	(0.15)	(0.26)	(0.28)	(0.21)	(0.28)		(0.21)

Net asset value, end of period	$14.06	$13.95	$14.46	$14.05	$11.71		$10.47
Total return[4]	1.83%	(1.79)%	4.91%	21.82%	14.60%		(0.58)%

Net assets, end of period (000s)	$37,823	$39,620	$47,643	$52,761	$52,113		$56,301

Ratios to average net assets:
Gross expenses[5]	0.23%[6]	0.27%	0.16%	0.18%	0.17%		0.14%
Net expenses[5,7]	0.20 [6,8]	0.20 [8]	0.16	0.18	0.17	[8]	0.14
Net investment income	0.75 [6]	1.43	1.44	1.17	1.90	[3]	1.83 [3]

Portfolio turnover rate	6%	57%[9]	17%	9%	11%		30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

14	QS Variable Asset Allocation Series 2016 Semi-Annual Report

QS Variable Conservative Growth

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2016[1,2]	2015[1]	2014[1]	2013[1]	2012[1]	2011

Net asset value, beginning of period	$14.07	$14.54	$14.22	$12.58	$11.43	$11.60

Income (loss) from operations:
Net investment income	0.11	0.29	0.31	0.24	0.29 [3]	0.30 [3]
Net realized and unrealized gain (loss)	0.35	(0.46)	0.39	1.69	1.20	(0.16)
Total income (loss) from operations	0.46	(0.17)	0.70	1.93	1.49	0.14

Less distributions from:
Net investment income	(0.03)	(0.30)	(0.38)	(0.29)	(0.34)	(0.31)
Total distributions	(0.03)	(0.30)	(0.38)	(0.29)	(0.34)	(0.31)

Net asset value, end of period	$14.50	$14.07	$14.54	$14.22	$12.58	$11.43
Total return[4]	3.29%	(1.19)%	4.91%	15.33%	13.10%	1.17%

Net assets, end of period (000s)	$94,975	$98,024	$114,198	$125,637	$116,560	$114,975

Ratios to average net assets:
Gross expenses[5]	0.12%[6]	0.14%	0.10%	0.10%	0.10%	0.09%
Net expenses[5,7]	0.12 [6]	0.14	0.10	0.10	0.10	0.09
Net investment income	1.53 [6]	1.98	2.09	1.77	2.39 [3]	2.44 [3]

Portfolio turnover rate	7%	58%[8]	17%	13%	14%	37%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2016 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (formerly QS Legg Mason Variable Growth) (“Variable Growth”), QS Variable Moderate Growth (formerly QS Legg Mason Variable Moderate Growth) (“Variable Moderate Growth”) and QS Variable Conservative Growth (formerly QS Legg Mason Variable Conservative Growth) (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

16	QS Variable Asset Allocation Series 2016 Semi-Annual Report

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$107,415,662	—	—	$107,415,662
Short-term investments†	88,727	—	—	88,727
Total investments	$107,504,389	—	—	$107,504,389

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$37,771,565	—	—	$37,771,565
Short-term investments†	29,848	—	—	29,848
Total investments	$37,801,413	—	—	$37,801,413

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$94,865,754	—	—	$94,865,754

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolios may enter into repurchase agreements with institutions that their subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolios acquire a debt security subject to an obligation of the seller to repurchase, and of the Portfolios to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolios’ holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolios seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

QS Variable Asset Allocation Series 2016 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

(c) Fund of funds risk. Your cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and QS Investors, LLC (“QS Investors”) is each Portfolio’s subadviser. Prior to April 1, 2016, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) was each Portfolio’s subadviser. QS LMGAA was a wholly-owned subsidiary of Legg Mason. Western Asset Management Company (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason. The Portfolios do not pay a management fee or subadviser fee.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of the Portfolios’ cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between each Portfolio and LMPFA, the ratio of total annual operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of shares of each Portfolio did not exceed 0.20%.These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolios during the same fiscal year if the Portfolios’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the Portfolios’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended June 30, 2016, fees waived and/or expenses reimbursed were as follows:

Variable Growth	—
Variable Moderate Growth	$5,608
Variable Conservative Growth	—

18	QS Variable Asset Allocation Series 2016 Semi-Annual Report

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolios’ sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Variable Growth	$6,939,067	$11,320,000
Variable Moderate Growth	2,323,891	4,640,000
Variable Conservative Growth	6,584,526	11,965,000

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Variable Growth	$22,339,723	$(1,384,592)	$20,955,131
Variable Moderate Growth	7,932,919	(414,014)	7,518,905
Variable Conservative Growth	16,176,748	(739,372)	15,437,376

4. Derivative instruments and hedging activities

During the six months ended June 30, 2016, the Portfolios did not invest in derivative instruments.

5. Shares of beneficial interest

At June 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of each Portfolio were as follows:

	Six Months Ended June 30, 2016	Year Ended December 31, 2015

Variable Growth
Shares sold	65,976	97,647
Shares issued on reinvestment	271,740	976,811
Shares repurchased	(392,814)	(752,452)
Net increase (decrease)	(55,098)	322,006

Variable Moderate Growth
Shares sold	4,375	14,498
Shares issued on reinvestment	27,619	51,035
Shares repurchased	(182,421)	(521,440)
Net decrease	(150,427)	(455,907)

Variable Conservative Growth
Shares sold	48,784	243,523
Shares issued on reinvestment	14,696	144,692
Shares repurchased	(481,283)	(1,276,540)
Net decrease	(417,803)	(888,325)

QS Variable Asset Allocation Series 2016 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

6. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2016. The following transactions were effected in shares of such Underlying Funds for the six months ended June 30, 2016.

	Affiliate Value at December 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Variable Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$12,929,530	$190,000	11,137	$860,281	45,370	—	—	$12,570,223	$(55,281)
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares(a)	15,386,240	1,140,000	81,720	2,560,560	161,178	—	—	13,592,011	(415,560)
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares(b)	6,802,214	50,000	4,686	453,506	33,914	—	—	6,850,578	(68,506)
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	7,834,451	40,000	213	571,878	2,490	—	—	7,185,280	(81,878)
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	10,145,164	85,000	4,504	522,542	26,374	—	—	10,125,059	2,458
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	6,267,319	285,000	30,351	909,167	85,874	—	—	5,400,324	(159,167)
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	3,154,871	55,000	1,645	159,041	4,445	—	—	3,073,039	959
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares(c)	6,322,005	42,256	1,439	1,171,063	48,852	—	$2,256	4,616,061	383,937
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	8,641,282	140,000	5,836	468,069	16,069	—	—	7,955,350	(53,069)
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares(d)	11,321,440	172,833	14,648	1,170,530	103,426	$157,832	—	11,195,468	(20,530)
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares(e)	9,825,406	75,000	5,187	537,231	31,344	—	—	9,350,736	(57,231)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	7,873,731	3,025,000	357,955	1,036,749	88,923	—	—	10,576,046	(221,749)
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	1,010,749	344,562	30,130	1,341,222	116,480	14,562	—	24,677	18,778
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	919,828	1,294,416	170,377	99,252	11,830	44,416	—	2,196,658	(9,252)
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	2,775,607	—	—	211,340	19,283	—	—	2,704,152	(16,340)
	$111,209,837	$6,939,067		$12,072,431		$216,810	$2,256	$107,415,662	$(752,431)

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

20	QS Variable Asset Allocation Series 2016 Semi-Annual Report

	Affiliate Value at December 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Variable Moderate Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$4,133,950	$35,000	1,962	$338,849	18,593	—	—	$3,916,782	$(13,849)
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares(a)	3,673,106	230,000	16,487	411,691	25,887	—	—	3,375,396	(66,691)
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares(b)	2,421,915	15,000	1,406	198,706	15,122	—	—	2,400,577	(28,706)
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	2,274,242	10,000	50	187,178	815	—	—	2,064,950	(27,178)
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	3,190,598	15,000	743	202,321	11,866	—	—	3,096,729	32,679
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	1,574,985	55,000	5,857	147,643	14,199	—	—	1,407,659	(22,643)
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	1,090,134	—	—	86,446	2,416	—	—	1,009,917	(1,446)
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares(c)	1,839,359	742	23	190,609	8,246	—	$742	1,518,921	69,391
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	2,714,511	95,000	3,675	658,792	21,986	—	—	2,095,065	(93,792)
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares(d)	4,013,510	80,395	6,842	481,963	42,550	$55,395	—	3,918,288	(6,963)
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares(e)	2,734,080	20,000	1,295	219,956	12,833	—	—	2,535,982	(24,956)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	1,948,218	775,000	91,489	418,542	38,376	—	—	2,495,223	(73,542)
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	647,388	8,128	654	108,902	8,829	8,128	—	572,879	1,098
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	4,759,349	73,343	6,313	930,974	82,809	73,343	—	4,034,547	29,026
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	1,034,420	911,283	119,980	179,987	21,453	41,283	—	1,849,687	(24,987)
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	1,541,706	—	—	141,314	12,894	—	—	1,478,963	(11,314)
	$39,591,471	$2,323,891		$4,903,873		$178,149	$742	$37,771,565	$(263,873)

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

QS Variable Asset Allocation Series 2016 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Variable Conservative Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$7,053,550	—	—	$625,734	34,591	—	—	$6,571,208	$(20,734)
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares(a)	5,417,788	$365,000	26,165	1,084,932	71,114	—	—	4,554,354	(139,932)
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares(b)	6,032,504	65,000	6,092	488,216	37,155	—	—	6,015,490	(68,216)
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	3,666,822	—	—	303,133	1,320	—	—	3,311,917	(43,133)
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	5,658,434	—	—	361,550	21,945	—	—	5,446,224	73,450
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	3,543,789	190,000	20,234	725,326	68,541	—	—	2,901,175	(125,326)
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	1,608,075	—	—	138,007	3,857	—	—	1,479,232	(3,007)
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares(c)	3,272,243	1,153	35	530,327	25,450	—	$1,153	2,361,678	274,673
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	5,213,846	660,000	25,727	743,208	24,802	—	—	4,989,975	(103,208)
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares(d)	9,941,226	223,404	19,039	1,152,781	101,710	$138,404	—	9,774,311	(12,781)
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares(e)	3,943,983	—	—	339,363	19,799	—	—	3,609,299	(39,363)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	2,438,942	2,580,000	306,778	1,193,540	114,662	—	—	4,259,383	(203,540)
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	8,612,315	106,436	8,566	1,124,704	91,170	106,436	—	7,953,109	296
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	22,631,189	357,544	30,764	2,768,874	250,276	357,544	—	20,896,768	121,126
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	4,621,822	2,035,989	268,290	350,639	41,667	175,989	—	6,602,669	(40,639)
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	4,314,752	—	—	395,696	36,104	—	—	4,138,962	(30,696)
	$97,971,280	$6,584,526		$12,326,030		$778,373	$1,153	$94,865,754	$(361,030)

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

7. Capital loss carryforward

As of December 31, 2015, the following Portfolio had the following net capital loss carryforward remaining:

Year of Expiration	Variable Conservative Growth
12/31/2017	$(13,053)
12/31/2018	(2,322,572)
$(2,335,625)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

22	QS Variable Asset Allocation Series 2016 Semi-Annual Report

QS

Variable Asset Allocation Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

QS Variable Asset Allocation Series

QS Variable Growth

QS Variable Moderate Growth

QS Variable Conservative Growth

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

QS Variable Asset Allocation Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Variable Growth, QS Variable Moderate Growth and QS Variable Conservative Growth. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectus carefully before investing.

www.leggmason.com

©2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

©2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01325 8/16 SR16-2835

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016